Note 12 - Income Taxes (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Income Tax Expense (Benefit), Total	$ (4,192,000)	$ (2,765,000)	$ (13,544,000)	$ 267,780	$ 800,540	$ (9,784,120)	$ 3,756,658	$ 4,453,541
Effective Income Tax Rate Reconciliation, Percent, Total	15.70%	43.20%				21.00%	35.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			13,500,000			$ (15,096,000)
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount			500,000			451,000
Tax Cuts and Jobs Act, Decrease in Deferred Tax Liability due to Transition Tax			$ 800,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Transaction Related Costs, Amount	$ 1,400,000
Effective Income Tax Rate Reconciliation, Global Intangible Low Tax Income, Amount		$ 700,000
Deferred Tax Assets, Net, Total		76,500,000				39,004,853	$ 50,111,326
Liability for Uncertainty in Income Taxes, Current		$ 0				$ 0